Partners' Capital (Summary Of The Percentage Allocations Of Available Cash From Operating Surplus Based On Specified Target Distribution Levels) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares
Minimum [Member] | Minimum Quarterly Distribution [Member]
Distributions Made to Limited Partners And General Partner [Line Items]
Total Quarterly Distribution Per Unit - Target Amount	$ 0.40
Minimum [Member] | First Target Distribution [Member]
Distributions Made to Limited Partners And General Partner [Line Items]
Total Quarterly Distribution Per Unit - Target Amount	0.40
Minimum [Member] | Second Target Distribution [Member]
Distributions Made to Limited Partners And General Partner [Line Items]
Total Quarterly Distribution Per Unit - Target Amount	0.46
Minimum [Member] | Third Target Distribution [Member]
Distributions Made to Limited Partners And General Partner [Line Items]
Total Quarterly Distribution Per Unit - Target Amount	0.50
Minimum [Member] | Thereafter [Member]
Distributions Made to Limited Partners And General Partner [Line Items]
Total Quarterly Distribution Per Unit - Target Amount	0.60
Maximum [Member] | First Target Distribution [Member]
Distributions Made to Limited Partners And General Partner [Line Items]
Total Quarterly Distribution Per Unit - Target Amount	0.46
Maximum [Member] | Second Target Distribution [Member]
Distributions Made to Limited Partners And General Partner [Line Items]
Total Quarterly Distribution Per Unit - Target Amount	0.50
Maximum [Member] | Third Target Distribution [Member]
Distributions Made to Limited Partners And General Partner [Line Items]
Total Quarterly Distribution Per Unit - Target Amount	$ 0.60
Common and Subordinated Unitholders [Member] | Minimum Quarterly Distribution [Member]
Distributions Made to Limited Partners And General Partner [Line Items]
Marginal Percentage Interest In Distribution	98.00%
Common and Subordinated Unitholders [Member] | First Target Distribution [Member]
Distributions Made to Limited Partners And General Partner [Line Items]
Marginal Percentage Interest In Distribution	98.00%
Common and Subordinated Unitholders [Member] | Second Target Distribution [Member]
Distributions Made to Limited Partners And General Partner [Line Items]
Marginal Percentage Interest In Distribution	85.00%
Common and Subordinated Unitholders [Member] | Third Target Distribution [Member]
Distributions Made to Limited Partners And General Partner [Line Items]
Marginal Percentage Interest In Distribution	75.00%
Common and Subordinated Unitholders [Member] | Thereafter [Member]
Distributions Made to Limited Partners And General Partner [Line Items]
Marginal Percentage Interest In Distribution	50.00%
General Partner [Member] | Minimum Quarterly Distribution [Member]
Distributions Made to Limited Partners And General Partner [Line Items]
Marginal Percentage Interest In Distribution	2.00%
General Partner [Member] | First Target Distribution [Member]
Distributions Made to Limited Partners And General Partner [Line Items]
Marginal Percentage Interest In Distribution	2.00%
General Partner [Member] | Second Target Distribution [Member]
Distributions Made to Limited Partners And General Partner [Line Items]
Marginal Percentage Interest In Distribution	15.00%
General Partner [Member] | Third Target Distribution [Member]
Distributions Made to Limited Partners And General Partner [Line Items]
Marginal Percentage Interest In Distribution	25.00%
General Partner [Member] | Thereafter [Member]
Distributions Made to Limited Partners And General Partner [Line Items]
Marginal Percentage Interest In Distribution	50.00%